FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03455

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: North Carolina Capital Management Trust (The)

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

MARC BRYANT, SECRETARY, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 6/30

DATE OF REPORTING PERIOD: 07/01/2016 - 06/30/2017

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

North Carolina Capital Management Trust (The)

BY: /s/ STEPHANIE J. DORSEY*
STEPHANIE J. DORSEY, TREASURER
DATE: 08/11/2017 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED AUGUST 1, 2013 AND FILED HEREWITH.

VOTE SUMMARY REPORT
NORTH CAROLINA CAPITAL MANAGEMENT TRUST - GOVERNMENT PORTFOLIO (FORMERLY KNOWN AS NCCMT: CASH PORTFOLIO)
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
NORTH CAROLINA CAPITAL MANAGEMENT TRUST - TERM PORTFOLIO
07/01/2016 - 06/30/2017

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

The North Carolina Capital Management Trust

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Vito Arno my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2013.

WITNESS my hand on this 1st day of August 2013.

/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer